Average Annual Total Returns - STERLING CAPITAL FOCUS EQUITY ETF			12 Months Ended	52 Months Ended
		Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
Index – Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	15.12%
Performance Inception Date		Aug. 26, 2020
Index – Russell 3000® Total Return
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%	13.94%
Performance Inception Date		Aug. 26, 2020
STERLING CAPITAL FOCUS EQUITY ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.57%	4.06%
Performance Inception Date		Aug. 26, 2020
STERLING CAPITAL FOCUS EQUITY ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.57%	4.06%
Performance Inception Date		Aug. 26, 2020
STERLING CAPITAL FOCUS EQUITY ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	3.14%
Performance Inception Date		Aug. 26, 2020

[1]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in the index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Russell 3000® Index is a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market. You cannot invest directly in the index; unlike the Fund’s returns, the index does not reflect any fees or expenses.